UNITED STATES
		  	SECURITIES AND EXCHANGE COMMISSION

			   Washington,  D.C.     20549


				         FORM N-Q

	                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                     REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03324
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                        The Guardian Cash Fund, Inc.
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                (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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              (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Cash Fund, Inc.          The Guardian Cash Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  March 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

...   The Guardian Cash Fund, Inc.

 Schedule of Investments

March 31, 2005 (Unaudited)

 Corporate Bonds -- 1.8%
 Principal                                  Maturity
 Amount                                     Date           Value
---------------------------------------------------------------------------
Financial-Banks - 1.8%
$   2,000,000   Danske Bank A/S
                7.25%                          6/15/2005 + $  2,017,799
    3,000,000   First Union Corp.
                7.05%                          8/1/2005       3,041,464
              						      5,059,263
Total Corporate Bonds
(Cost $5,059,263)

U.S. Government Securities - 3.5%
U.S. Government Agency Securities - 3.5%
                FNMA
$   5,000,000   1.65%                          5/16/2005   $  5,000,000
    5,000,000   2.32%                          9/30/2005      5,000,000
							     10,000,000
Total U.S. Government Securities
(Cost $10,000,000)

Commercial Paper - 74.7%
ASSET BACKED - 3.5%
$   5,000,000   Sheffield Receivables Corp.
                2.65%                          4/6/2005    $  4,998,160
    5,000,000   Surrey Funding Corp.
                2.60%                          4/7/2005       4,997,833
							      9,995,993
TOTAL ASSET BACKED
FINANCIAL - 23.7%
Automotive - 3.5%
$   5,000,000   American Honda Fin. Corp.
                2.70%                          4/26/2005   $  4,990,625
    5,000,000   Toyota Motor Credit Corp.
                2.97%                          6/29/2005      4,963,287
                                                              9,953,912

Capital Markets - 3.5%
    5,000,000   Goldman Sachs Group, Inc.
                2.70%                          4/11/2005      4,996,250
    5,000,000   Morgan Stanley Dean Witter & Co.
                2.69%                          4/8/2005       4,997,385
                                                              9,993,635

Diversified Financial Services - 3.5%
    5,000,000   Citigroup
                2.66%                          4/5/2005       4,998,522
    5,000,000   Credit Suisse First Boston
                2.92%                          5/31/2005      4,975,667
                                                              9,974,189

Finance Companies - 3.5%
    5,000,000   Barton Capital Corp.
                2.80%                          5/6/2005       4,986,389
    2,055,000   Harley-Davidson Dealer Funding
                2.75%                          5/9/2005       2,049,035
    3,000,000   Private Export Funding Corp.
                2.53%                          5/23/2005      2,989,036
                                                             10,024,460

Financial-Banks - 9.7%
    5,000,000   Abbey National NA LLC
                2.71%                          4/13/2005      4,995,483
    5,000,000   ABN Amro NA
                2.62%                          4/4/2005       4,998,908
    2,500,000   Barclays U.S. Funding LLC
                2.87%                          5/23/2005      2,489,636
    5,000,000   Dexia Delaware LLC
                2.77%                          5/16/2005      4,982,688
    5,000,000   Societe Generale NA
                2.81%                          6/3/2005       4,975,413
    5,000,000   UBS Finance, Inc.
                2.62%                          4/27/2005      4,990,557
                                                             27,432,685

TOTAL FINANCIAL                                              67,378,881

INDUSTRIAL - 47.5%
Agricultural - 1.7%
$   5,000,000   Cargill, Inc.
                2.85%                          5/24/2005   $  4,979,021

Automobiles - 1.7%
    5,000,000   BMW US Capital LLC
                2.76%                          4/27/2005      4,990,033

Beverage - 2.8%
    5,000,000   Coca-Cola Enterprises, Inc.
                2.75%                          4/25/2005      4,990,833
    3,000,000   PepsiCo., Inc.
                2.61%                          4/4/2005       2,999,348
                                                              7,990,181

Chemicals - 0.7%
    2,000,000   E.I. Du Pont de Nemours & Co.
                2.79%                          5/16/2005      1,993,025

Commercial Services and Supplies - 1.8%
    5,000,000   Pitney Bowes, Inc.
                2.73%                          4/6/2005       4,998,104

Computer Systems - 3.3%
    5,000,000   Hewlett Packard Co.
                2.65%                          4/28/2005      4,990,062
    4,550,000   Int'l. Business Machines
                2.50%                          4/6/2005       4,548,420
                                                              9,538,482

Conglomerates - 1.8%
    5,200,000   General Electric Capital Corp.
                2.60%                          4/12/2005      5,195,869

Drugs and Hospitals - 1.8%
    5,000,000   Abbott Laboratories
                2.73%                          4/21/2005      4,992,417

Education - 1.7%
    5,000,000   Harvard University
                2.68%                          5/13/2005      4,984,367

Electronics and Instruments - 1.8%
    5,000,000   Sharp Electronics
                2.68%                          4/25/2005      4,991,067

Food Products - 4.2%
    2,000,000   Hershey Foods Corp.
                2.74%                          5/2/2005       1,995,281
    5,000,000   Nestle Capital Corp.
                2.73%                          4/20/2005      4,992,796
    5,000,000   Unilever Capital Corp.
                2.68%                          4/6/2005       4,998,139
                                                             11,986,216

Household Durables - 3.9%
    6,229,000   Fortune Brands, Inc.
                2.62%                          4/19/2005      6,220,840
    5,000,000   Snap-On Tools Corp.
                2.62%                          4/6/2005       4,998,180
                                                             11,219,020

Household Products - 1.8%
    5,000,000   Colgate-Palmolive Co.
                2.73%                          4/20/2005      4,992,796

Information Technology - 1.8%
    5,000,000   First Data Corp.
                2.72%                          4/1/2005       5,000,000

Machinery and Equipment - 0.9%
    2,500,000   Dover Corp.
                2.76%                          4/20/2005      2,496,358

Media - 3.5%
    5,000,000   Gannett Co., Inc.
                2.74%                          4/20/2005      4,992,770
    5,000,000   Knight-Ridder, Inc.
                2.75%                          4/25/2005      4,990,833
                                                              9,983,603

Merchandising-Mass - 1.8%
    5,000,000   Wal-Mart Funding
                2.63%                          4/20/2005      4,993,060
Oil and Gas - 3.5%
                Koch Inds.
    5,000,000   2.74%                          4/13/2005      4,995,433
    5,000,000   2.74%                          4/18/2005      4,993,531
                                                              9,988,964

Pharmaceuticals - 1.8%
    5,000,000   Alcon Fin.
                2.64%                          4/18/2005      4,993,767

Transport Services - 1.7%
    5,000,000   Netjets, Inc.
                2.91%                          6/7/2005       4,972,921

Utilities-Electric and Water - 3.5%
    5,000,000   National Rural Utilities Coop. Fin.
                2.62%                          4/4/2005       4,998,908
    5,000,000   Southern Co.
                2.75%                          5/6/2005       4,986,632
                                                              9,985,540

TOTAL INDUSTRIAL                                            135,264,811
Total Commercial Paper
(Cost $212,639,685)                                         212,639,685

Taxable Municipal Securities - 19.2%
Principal                                      Reset
Amount                                         Date*              Value
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
California - 3.2%
$   4,000,000   California Housing Fin. Agency
                2.85%                          4/6/2005    $  4,000,000
    5,000,000   Sacramento Cnty., CA
                2.84%                          4/6/2005       5,000,000
                                                              9,000,000

Colorado - 3.6%
                Colorado Housing & Fin. Auth.
    5,370,000   2.85%                          4/6/2005       5,370,000
    5,000,000   2.85%                          4/6/2005       5,000,000
                                                             10,370,000

Connecticut - 0.9%
    2,500,000   Connecticut St. Housing & Fin. Auth.
                2.80%                          4/7/2005       2,500,000

Michigan - 1.4%
    4,000,000   Michigan St. Housing Dev. Auth.
                2.85%                          4/6/2005       4,000,000

New York - 6.4%
    12,755,000  New York City Trans.
                2.85%                          4/6/2005      12,755,000
    5,525,000   New York St. Dormitory Auth. Rev.
                2.85%                          4/7/2005       5,525,000
                                                             18,280,000

Utah - 3.7%
                Utah Housing Corp. Single Family
    2,575,000   2.85%                          4/6/2005       2,575,000
    3,460,000   2.85%                          4/6/2005       3,460,000
                Utah St. Housing Fin. Agency
    2,520,000   2.85%                          4/6/2005       2,520,000
    1,965,000   2.85%                          4/6/2005       1,965,000
                                                             10,520,000

Total Taxable Municipal Securities
(Cost $54,670,000)                                           54,670,000
Repurchase Agreement - 0.7%
Principal
Amount                                                            Value
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
$   1,942,000   State Street Bank and Trust Co.
                repurchase agreement,
                dated 3/31/2005, maturity
                value $1,942,150 at
                 2.78% due 4/1/2005 (1)

(Cost $1,942,000)                                          $  1,942,000
Total Investments - 99.9%
 (Cost $284,310,948)                                        284,310,948
Cash, Receivables and Other Assets
Less Liabilities - 0.1%                                         206,106
Net Assets - 100%                                          $284,517,054


*   Floating rate note. The rate shown is the rate in effect at March 31, 2005.
(1) The repurchase agreement is collateralized by $2,010,000 in U.S.
    Government Agency 3.00%, due 7/16/13, with a value of $1,984,875.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     April 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Cash Fund, Inc.


Date:    April 27, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Cash Fund, Inc.


Date:     April 27, 2005